UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Carl Domino, Inc.
Address:  249 Royal Palm Way, Suite 403
          Palm Beach, FL 33480

Form 13F File Number: 028-12146

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael J. Dixon
Title:    Chief Compliance Officer/ Chief Operating Officer
Phone:    (561) 833-2882

Signature, Place, and Date of Signing:

  /s/ Michael J. Dixon           Palm Beach, FL             1-23-2009
--------------------------     -------------------        --------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          138

Form 13F Information Table Value Total:  $    83,815
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

               COLUMN 1                     COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5    COLUMN 6 COLUMN 7      COLUMN 8
----------------------------------------  --------------- --------- ---------- --------------- -------- -------- ------------------
                                                                                                                  VOTING AUTHORITY
                                                                       VALUE   SHRS OR SH/ PUT/ INVSTMT OTHER    ------------------
            NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x$1000) PRN AMT PRN CALL DSCRTN  MANAGERS SOLE  SHARED OTHER
----------------------------------------  --------------- --------- ---------- ------- --- ---  ------- -------- ----- ------ -----
3M CO COM                               Common Stock      88579Y101     1,314   22,840  SH      Sole              22,840
ABBOTT LABORATORIES                     Common Stock      002824100     1,734   32,494  SH      Sole              32,494
AIRTRAN HLDGS INC COM                   Common Stock      00949P108       153   34,500  SH      Sole              34,500
AKAMAI TECHNOLOGIES COM                 Common Stock      00971T101       226   15,000  SH      Sole              15,000
ALCOA INC                               Common Stock      013817101     1,100   97,718  SH      Sole              97,718
ALLSCRIPTS HLTHCAR SOL COM              Common Stock      01988P108       109   11,000  SH      Sole              11,000
AMERICAN EXPRESS COMPANY                Common Stock      025816109       954   51,440  SH      Sole              51,440
AMERICAN INTL GROUP INC                 Common Stock      026874107       124   78,930  SH      Sole              78,830
AMGEN INC COM                           Common Stock      031162100       444    7,685  SH      Sole               7,685         100
APACHE CORP COM                         Common Stock      037411105       546    7,327  SH      Sole               7,127
APPLIED MICRO CIRCUITS COM              Common Stock      03822W109       298   75,750  SH      Sole              75,750         200
AT&T INC COM                            Common Stock      00206R102       440   15,456  SH      Sole              15,456
AVERY DENNISON CORP COM                 Common Stock      053611109       793   24,215  SH      Sole              24,215
AVIS BUDGET GROUP COM                   Common Stock      053774105        13   18,000  SH      Sole              18,000
AVON PRODUCTS INC COM                   Common Stock      054303102     1,245   51,808  SH      Sole              51,808
BAFFINLAND IRON MINES                   Common Stock      056620107         9   65,000  SH      Sole              65,000
BANK OF AMERICA CORP                    Preferred Stock   060505104       917   65,160  SH      Sole              64,560
BAXTER INTL INC COM                     Common Stock      071813109     1,502   28,033  SH      Sole              28,033         600
BB&T CP                                 Common Stock      054937107     1,617   58,885  SH      Sole              58,885
BECKMAN COULTER INC COM                 Common Stock      075811109       302    6,877  SH      Sole               6,877
BP PLC SPONSORED ADR                    Common Stock      055622104       209    4,472  SH      Sole               4,472
BRISTOL MYERS SQUIBB COM                Common Stock      110122108     1,585   68,152  SH      Sole              68,152
CALIFORNIA PIZZA KITCHEN INC            Common Stock      13054D109       208   19,444  SH      Sole              19,444
CAPITAL ONE FINL CORP COM               Common Stock      14040H105       302    9,475  SH      Sole               9,475
CARDIODYNAMICS INTL COM                 Common Stock      141597104        47   83,871  SH      Sole              83,871
CATERPILLAR INC DEL COM                 Common Stock      149123101     1,236   27,670  SH      Sole              27,670
CHARDAN SOUTH CHINA ACQUISITIO          Common Stock      G04136100       198   46,000  SH      Sole              46,000
CHEVRON CORP                            Common Stock      166764100     1,279   17,285  SH      Sole              17,285
CHINA MOBILE LIMITED                    Common Stock      16941M109     1,563   30,740  SH      Sole              30,740
CIENA CORP COM                          Common Stock      171779309       465   69,429  SH      Sole              69,429
CISCO SYS INC COM                       Common Stock      17275R102       478   29,354  SH      Sole              28,754
CIT GROUP INC                           Common Stock      125581108       104   22,820  SH      Sole              22,820         600
CLEAR CHANNEL OUTDOOR CL A              Preferred Stock   18451C109       123   20,000  SH      Sole              20,000
COLGATE PALMOLIVE CO                    Common Stock      194162103     1,379   20,113  SH      Sole              20,113
COLONIAL BANCGROUP                      Common Stock      195493309        99   48,000  SH      Sole              48,000
COMPOSITE TECH CORP COM                 Common Stock      20461s108        60  221,400  SH      Sole             221,400
CONCURRENT COMPUTR NEW COM              Common Stock      206710204       235   69,000  SH      Sole              69,000
CONEXANT SYSTEMS INC COM                Common Stock      207142100        76  111,600  SH      Sole             111,600
CONOCOPHILLIPS COM                      Common Stock      20825C104     1,756   33,903  SH      Sole              33,803
CORNING INC COM                         Common Stock      219350105       139   14,550  SH      Sole              13,650         100
CTC MEDIA, INC.                         Common Stock      12642X106       117   24,413  SH      Sole              24,413         900
DOW CHEMICAL CO COM                     Common Stock      260543103       724   47,991  SH      Sole              47,991
DU PONT E I DE NEMOURS COM              Common Stock      263534109       939   37,110  SH      Sole              37,110
DYADIC INTL INC DEL COM                 Common Stock      26745T101         8   55,000  SH      Sole              55,000
E M C CORP MASS COM                     Common Stock      268648102       377   36,020  SH      Sole              36,020
E*TRADE FINANCIAL CORPORATION           Common Stock      269246104        58   50,133  SH      Sole              50,133
EMERSON ELEC CO COM                     Common Stock      291011104     1,254   34,265  SH      Sole              34,265
EV3 INC.                                Common Stock      26928A200       206   33,770  SH      Sole              33,770
EVERGREENSOLAR INC                      Common Stock      30033r108        64   20,000  SH      Sole              20,000
EXXON MOBIL CORP COM                    Common Stock      30231G102     1,384   17,335  SH      Sole              17,135
FTI CONSULTING INC COM                  Common Stock      302941109       367    8,210  SH      Sole               8,210         200
FUELCELL ENERGY, INC.                   Common Stock      35952H106        89   23,000  SH      Sole              23,000
GARMIN LTD.                             Common Stock      G37260109       725   37,825  SH      Sole              37,825
GENERAL ELEC CO COM                     Common Stock      369604103     1,327   81,926  SH      Sole              81,726
GILEAD SCIENCES INC COM                 Common Stock      375558103       264    5,170  SH      Sole               4,870         200
HA-LO INDS INC COM                      Common Stock      404429102         -   25,000  SH      Sole              25,000         300
HALLIBURTON CO                          Common Stock      406216101     1,302   71,636  SH      Sole              71,036
HAWAIIAN ELEC INDS COM                  Common Stock      419870100       332   14,975  SH      Sole              14,975         600
HOME DEPOT INC                          Common Stock      437076102     1,494   64,880  SH      Sole              64,280
HONEYWELL INTL INC COM                  Common Stock      438516106     1,238   37,713  SH      Sole              37,713         600
HUMAN GENOME SCIENCES COM               Common Stock      444903108       112   53,000  SH      Sole              53,000
I-FLOW CORP COM NEW                     Common Stock      449520303        77   16,000  SH      Sole              16,000
ICAD INC COM                            Common Stock      44934S107       102   90,500  SH      Sole              90,500
IMMERSION CORPORATION                   Common Stock      452521107        71   12,000  SH      Sole              12,000
IMPATH INC COM                          Common Stock      45255g101         -   31,500  SH      Sole              31,500
INTEL CORP COM                          Common Stock      458140100     1,459   99,530  SH      Sole              98,930
ISHARES TR S&P 500 INDEX                Common Stock      464287200       663    7,345  SH      Sole               7,345         600
JOHNSON & JOHNSON COM                   Common Stock      478160104     2,149   35,916  SH      Sole              35,616
JPMORGAN & CHASE & CO COM               Common Stock      46625H100     1,400   44,395  SH      Sole              44,395         300
KIMBERLY CLARK                          Common Stock      494368103     1,188   22,519  SH      Sole              22,519
KRAFT FOODS INC CL A                    Preferred Stock   50075N104     1,677   62,465  SH      Sole              62,465
LEVEL 3 COMMUNICTIONS COM               Common Stock      52729N100        75  106,868  SH      Sole             106,868
LIBERTY GLOBAL INC COM SER C            Common Stock      530555309       210   13,820  SH      Sole              13,820
LINCOLN NATL CORP IND COM               Common Stock      534187109       629   33,388  SH      Sole              33,388
LUNA INOVATIONS                         Common Stock      550351100        41   21,404  SH      Sole              21,404
MARATHON OIL CORP COM                   Common Stock      565849106     1,378   50,365  SH      Sole              50,365
MAXIM INTEGRATED PRODS INC              Common Stock      57772K101     1,239  108,460  SH      Sole             108,460
MBIA INC COM                            Common Stock      55262C100        73   18,013  SH      Sole              18,013
MCDONALDS CORPORATION                   Common Stock      580135101     1,154   18,560  SH      Sole              18,560
MEDICAL STAFFNG NTWK                    Common Stock      58463F104        24  100,225  SH      Sole             100,225
MERCK & CO INC COM                      Common Stock      589331107     1,344   44,204  SH      Sole              44,204
MGIC INVT CORP WIS COM                  Common Stock      552848103        67   19,310  SH      Sole              19,310
MICROSOFT CORP COM                      Common Stock      594918104       250   12,855  SH      Sole              12,355
MINDSPEED TECH INC COM                  Common Stock      602682106        30   35,467  SH      Sole              35,467         500
MINRAD INTL INC COM                     Common Stock      60443P103         6   58,800  SH      Sole              58,800
NABI BIOPHARMACEUTICAL COM              Common Stock      629519109        52   15,457  SH      Sole              15,457
NATIONAL MED HLTH CARD COM NEW          Common Stock      636918302         -   30,000  SH      Sole              30,000
NATURAL RESOURCE PARTNERS               Common Stock      63900P103       228   13,090  SH      Sole              13,090
NOKIA CORP SPONSORED ADR                Common Stock      654902204     1,224   78,438  SH      Sole              78,438
NORDSTROM INC                           Common Stock      655664100       644   48,410  SH      Sole              48,410
NORTHROP GRUMMAN CORP COM               Common Stock      666807102     1,303   28,937  SH      Sole              28,937
NUANCE COMMUNICATIONS COM               Common Stock      67020y100       157   15,107  SH      Sole              15,107
NUVEEN DIVID ADVNT MUN COM              Common Stock      67066V101       929   93,674  SH      Sole              93,674
OPEN JOINT STOCK CO.-VIMPEL CO          Common Stock      68370R109       115   16,000  SH      Sole              16,000
PALL CORP COM                           Common Stock      696429307     1,364   47,990  SH      Sole              47,990
PAREXEL INTERNATIONAL CORPORAT          Common Stock      699462107       117   12,000  SH      Sole              12,000
PARTNERRE LTD COM                       Common Stock      G6852T105       435    6,105  SH      Sole               6,105
PAYCHEX INC                             Common Stock      704326107     1,076   40,960  SH      Sole              40,960
PEPSICO INC COM                         Common Stock      713448108     2,276   41,555  SH      Sole              41,155
PFIZER INC COM                          Common Stock      717081103     1,801  101,708  SH      Sole             100,708         400
PITNEY BOWES INC COM                    Common Stock      724479100       921   36,129  SH      Sole              36,129       1,000
POWERSHARES DIVIDEND ACHIEVERS          Common Stock      73935X732       341   29,525  SH      Sole              29,525
PRICE T ROWE GROUP INC COM              Common Stock      74144T108       310    8,740  SH      Sole               8,740
PROCTER & GAMBLE CO COM                 Common Stock      742718109     1,867   30,202  SH      Sole              30,202
PROLOGIS                                Common Stock      743410102     1,616  116,350  SH      Sole             116,350
QWEST COMMUNICATIONS INTL INC           Common Stock      749121109        57   15,624  SH      Sole              15,624
RACKABLE SYS INC COM                    Common Stock      750077109        55   14,000  SH      Sole              14,000
REALNETWORKS INC.                       Common Stock      75605L104        99   28,000  SH      Sole              28,000
REGAL ENTMT GROUP CL A                  Preferred Stock   758766109     1,065  104,303  SH      Sole             104,303
RESEARCH FRONTIERS                      Common Stock      760911107        68   31,425  SH      Sole              31,425
ROYAL CARIBBEAN CRUISE COM              Common Stock      V7780T103       160   11,605  SH      Sole              11,605
RPM INTL INC COM                        Common Stock      749685103       211   15,875  SH      Sole              15,875
SEPRACOR INC.                           Common Stock      817315104       121   11,000  SH      Sole              11,000
SIRIUS XM RADIO INC COM                 Common Stock      82967N108        37  305,500  SH      Sole             305,500
SKYWORKS SOLUTIONS INC COM              Common Stock      83088M102       166   30,020  SH      Sole              30,020
SUN MICROSYSTEMS INC COM                Common Stock      866810203       281   73,500  SH      Sole              73,500
TD AMERITRADE HLDG CP COM               Common Stock      87236y108       142   10,000  SH      Sole              10,000
TELLABS INC COM                         Common Stock      879664100       159   38,683  SH      Sole              38,683
TENET HEALTHCARE CORP COM               Common Stock      88033G100        94   82,000  SH      Sole              82,000
TEVA PHARMACEUTCL INDS ADR              Common Stock      881624209       589   13,843  SH      Sole              13,843
TOMOTHERAPY INCORPORATED                Common Stock      890088107        86   35,971  SH      Sole              35,971
TRANSMETA CORP DEL COM                  Common Stock      89376R109     1,669   91,700  SH      Sole              91,700
TUPPERWARE BRANDS CORPORATION           Common Stock      899896104     1,504   66,265  SH      Sole              66,265
TURBOCHEF TECHNOLOGIES COM NEW          Common Stock      900006206       105   21,333  SH      Sole              21,333
TYCO INTL LTD NEW COM                   Common Stock      902124106       416   19,252  SH      Sole              19,252
ULTRALIFE BATTERIES COM                 Common Stock      903899102       182   13,561  SH      Sole              13,561
UNITED PARCEL SERVICE INC               Common Stock      911312106     1,385   25,105  SH      Sole              25,105
UNITED STATES STEEL CORP                Common Stock      912909108       923   24,825  SH      Sole              24,825
VALUECLICK INC COM                      Common Stock      92046N102       116   17,000  SH      Sole              17,000
VERIZON COMMUNICATIONS COM              Common Stock      92343V104       385   11,348  SH      Sole              11,348
WALGREEN CO COM                         Common Stock      931422109       979   39,700  SH      Sole              39,700
WELLPOINT INC COM                       Common Stock      94973V107       218    5,175  SH      Sole               4,975
WEYERHAEUSER CO COM                     Common Stock      962166104       680   22,220  SH      Sole              22,220         200
WILLIAMS COMMNCT GROUP CL A             Preferred Stock   969455104         -  396,467  SH      Sole             396,467
WINDSTREAM CORP COM                     Common Stock      97381W104     1,349  146,628  SH      Sole             146,628
WYETH COM                               Common Stock      983024100       224    5,960  SH      Sole               5,960
FPL CAPITAL 7.45% DUE 2067 CLB          Common Stock      302570502       234    9,055  SH      Sole               9,055
METLIFE PFD A VAR RATE  CLBL 9          Preferred Stock   59156R504       212   14,200  SH      Sole              14,200